Financial Instruments - Fair values and risk management (Details 8) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest increased by 100 bp	₩ 42,750	₩ 5,070
Interest decreased by 100 bp	₩ (42,750)	₩ (5,070)